Summary of Significant Accounting Principles - Schedule of Intangible Assets and Useful Lives (Details)	Dec. 31, 2024
Domain [Member]
Schedule of Intangible Assets and Useful Lives [Line Items]
Intangible assets useful lives	Indefinite
Operating license [Member]
Schedule of Intangible Assets and Useful Lives [Line Items]
Intangible assets useful lives	Indefinite
Stock exchange trading right [Member]
Schedule of Intangible Assets and Useful Lives [Line Items]
Intangible assets useful lives	Indefinite
Trademarks [Member]
Schedule of Intangible Assets and Useful Lives [Line Items]
Intangible assets useful lives	Indefinite
Copyrights and patents [Member]
Schedule of Intangible Assets and Useful Lives [Line Items]
Intangible assets useful lives	10 years
Software [Member]
Schedule of Intangible Assets and Useful Lives [Line Items]
Intangible assets useful lives	2 years